UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8558

Multi-Cap Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2007

Item 1. Reports to Stockholders

Multi-Cap Growth Portfolio as of August 31, 2007

PORTFOLIO OF INVESTMENTS

Common Stocks — 83.4%
Security	Shares	Value
Biotechnology — 2.7%
Celgene Corp.(1)	48,000	$3,082,080
Genzyme Corp.(1)	27,000	1,685,070
		$4,767,150
Capital Markets — 2.9%
E*Trade Financial Corp.(1)	235,000	$3,661,300
LYXOR ETF CAC 40	20,000	1,586,278
		$5,247,578
Commercial Banks — 0.4%
Banco Itau Holding Financeira SA ADR(2)	16,202	$705,273
		$705,273
Communications Equipment — 7.6%
BigBand Networks, Inc.(1)(2)	774	$7,817
CommScope, Inc.(1)(2)	36,035	2,039,581
Research In Motion, Ltd.(1)	87,487	7,472,265
Riverbed Technology, Inc.(1)(2)	89,000	3,951,600
		$13,471,263
Computer Peripherals — 1.0%
Apple, Inc.(1)	13,200	$1,827,936
		$1,827,936
Construction & Engineering — 5.2%
Fluor Corp.	24,000	$3,051,600
Foster Wheeler, Ltd.(1)	52,500	6,218,100
		$9,269,700
Containers & Packaging — 1.1%
Owens-Illinois, Inc.(1)	50,000	$2,011,000
		$2,011,000
Electrical Equipment — 1.4%
JA Solar Holdings Co. Ltd. ADR(1)	55,000	$2,016,850
Solaria Energia y Medio Ambiente SA(1)	16,129	391,824
		$2,408,674

Security	Shares	Value
Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.	28,000	$2,944,480
		$2,944,480
Food & Staples Retailing — 1.7%
Shoppers Drug Mart Corp.	48,500	$2,441,849
Susser Holdings Corp.(1)	32,578	546,333
		$2,988,182
Food Products — 2.1%
Pilgrim's Pride Corp.(2)	90,000	$3,653,100
		$3,653,100
Health Care Providers & Services — 1.4%
DaVita, Inc.(1)	14,000	$805,280
Henry Schein, Inc.(1)(2)	30,000	1,745,700
		$2,550,980
Hotels, Restaurants & Leisure — 1.5%
Cheesecake Factory, Inc. (The)(1)(2)	39,000	$972,270
Scientific Games Corp., Class A(1)(2)	48,000	1,674,720
		$2,646,990
Internet & Catalog Retail — 1.9%
Priceline.com, Inc.(1)(2)	41,000	$3,402,180
		$3,402,180
Internet Software & Services — 6.1%
Akamai Technologies, Inc.(1)(2)	25,000	$805,500
DealerTrack Holdings, Inc.(1)	14,500	553,900
Equinix, Inc.(1)(2)	9,000	796,590
Google, Inc., Class A(1)	10,100	5,204,025
SAVVIS, Inc.(1)	50,000	1,986,500
Skillsoft PLC ADR(1)	53,000	472,760
Switch & Data Facilities Co.(1)(2)	56,103	969,460
		$10,788,735
IT Services — 1.6%
MasterCard, Inc., Class A	10,000	$1,369,900
MoneyGram International, Inc.	71,761	1,526,356
		$2,896,256

See notes to financial statements

Multi-Cap Growth Portfolio as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Life Sciences Tools & Services — 0.7%
WuXi PharmaTech Cayman, Inc. ADR(1)	50,000	$1,312,500
		$1,312,500
Machinery — 0.6%
Titan International, Inc.(2)	39,000	$1,130,220
		$1,130,220
Media — 3.2%
Central European Media Enterprises, Ltd., Class A(1)	4,046	$373,041
Comcast Corp., Class A(1)	99,000	2,582,910
CTC Media, Inc.(1)	3,643	83,789
Focus Media Holding, Ltd. ADR(1)(2)	17,311	697,114
Live Nation, Inc.(1)	27,000	558,900
Virgin Media, Inc.	60,000	1,428,000
		$5,723,754
Metals & Mining — 6.1%
Aber Diamond Corp.	16,120	$572,260
Gammon Gold, Inc.(1)	336,024	2,654,590
Golden Star Resources, Ltd.(1)	725,000	2,240,250
Thompson Creek Metals Co., Inc.(1)	315,000	5,297,396
Western Copper Corp.(1)	95,000	137,401
		$10,901,897
Oil, Gas & Consumable Fuels — 6.8%
CNX Gas Corp.(1)(2)	36,000	$959,400
ConocoPhillips	37,000	3,029,930
Hess Corp.	98,600	6,051,082
Quicksilver Resources, Inc.(1)(2)	54,000	2,157,300
		$12,197,712
Personal Products — 2.4%
Herbalife, Ltd.	39,898	$1,693,670
Playtex Products, Inc.(1)	142,494	2,593,391
		$4,287,061
Pharmaceuticals — 5.5%
Abbott Laboratories	27,000	$1,401,570
Elan Corp. PLC ADR(1)	172,000	3,333,360

Security	Shares	Value
Pharmaceuticals (continued)
Ipsen SA	13,000	$682,853
Shire PLC ADR	55,000	4,330,700
		$9,748,483
Real Estate Investment Trusts (REITs) — 2.9%
Annaly Capital Management, Inc.	337,809	$4,759,729
MFA Mortgage Investments, Inc.	62,385	483,484
		$5,243,213
Real Estate Management & Development — 0.0%
Move, Inc.(1)	3,941	$11,823
		$11,823
Semiconductors & Semiconductor Equipment — 3.1%
Atheros Communications, Inc.(1)(2)	61,000	$1,824,510
Cavium Networks, Inc.(1)(2)	1,640	45,985
MEMC Electronic Materials, Inc.(1)	58,000	3,562,360
		$5,432,855
Software — 1.1%
i2 Technologies, Inc.(1)(2)	118,000	$1,873,840
		$1,873,840
Specialty Retail — 1.3%
GameStop Corp., Class A(1)	12,000	$601,680
Lowe's Companies, Inc.	58,000	1,801,480
		$2,403,160
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc.(1)(2)	16,000	$944,640
		$944,640
Thrifts & Mortgage Finance — 0.5%
Hudson City Bancorp, Inc.	60,000	$853,200
		$853,200
Tobacco — 3.5%
Loews Corp. - Carolina Group	81,149	$6,177,062
		$6,177,062

See notes to financial statements

Multi-Cap Growth Portfolio as of August 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Wireless Telecommunication Services — 4.9%
Leap Wireless International, Inc.(1)	13,000	$942,500
Millicom International Cellular SA(1)(2)	29,477	2,485,795
NII Holdings, Inc., Class B(1)	46,000	3,642,280
Rogers Communications, Inc., Class B(2)	38,000	1,720,640
		$8,791,215
Total Common Stocks (identified cost $114,638,981)		$148,612,112
Short-Term Investments — 22.7%
Description	Shares/Interest (000's omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.54%(3)(4)	27,379	$27,379,273
Investment in Cash Management Portfolio, 5.00%(3)	12,976	12,975,614
Total Short-Term Investments (identified cost $40,354,887)		$40,354,887
Total Investments — 106.1% (identified cost $154,993,868)		$188,966,999
Other Assets, Less Liabilities — (6.1)%		$(10,903,454)
Net Assets — 100.0%		$178,063,545

ADR - American Depository Receipt

(1)  Non-income producing security.

(2)  All or a portion of this security was on loan at August 31, 2007.

(3)  Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2007.

(4)  The amount invested in the Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at August 31, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	83.9%	$149,487,961
Canada	12.6	22,536,650
Bermuda	3.7	6,591,141
China	2.3	4,026,464
Luxembourg	1.4	2,485,795
France	1.3	2,269,131
Brazil	0.4	705,273
Ireland	0.3	472,760
Spain	0.2	391,824
	106.1%	$188,966,999

See notes to financial statements

Multi-Cap Growth Portfolio as of August 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2007

Assets
Unaffiliated investments, at value, including $26,458,414 of securities on loan (identified cost, $114,638,981)	$148,612,112
Affiliated investments, at value (identified cost, $40,354,887)	40,354,887
Cash	12,974
Receivable for investments sold	16,456,569
Dividends and interest receivable	72,684
Interest receivable from affiliated investment	100,234
Securities lending income receivable	4,588
Total assets	$205,614,048
Liabilities
Collateral for securities loaned	$27,379,272
Payable to affiliate for investment advisory fee	79,268
Accrued expenses	91,963
Total liabilities	$27,550,503
Net Assets applicable to investors' interest in Portfolio	$178,063,545
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$144,088,224
Net unrealized appreciation (computed on the basis of identified cost)	33,975,321
Total	$178,063,545

Statement of Operations

For the Year Ended
August 31, 2007

Investment Income
Dividends (net of foreign taxes, $9,500)	$1,938,953
Interest	15,081
Interest income allocated from affiliated investment	427,551
Securities lending income, net	138,822
Expenses allocated from affiliated investment	(40,003)
Total investment income	$2,480,404
Expenses
Investment adviser fee	$892,847
Trustees' fees and expenses	10,146
Custodian fee	107,834
Legal and accounting services	50,193
Miscellaneous	6,974
Total expenses	$1,067,994
Net investment income	$1,412,410
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$29,436,130
Foreign currency transactions	9,640
Net realized gain	$29,445,770
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$14,966,214
Foreign currency	2,190
Net change in unrealized appreciation (depreciation)	$14,968,404
Net realized and unrealized gain	$44,414,174
Net increase in net assets from operations	$45,826,584

See notes to financial statements

Multi-Cap Growth Portfolio as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2007	Year Ended August 31, 2006
From operations — Net investment income	$1,412,410	$190,474
Net realized gain from investment and foreign currency transactions	29,445,770	10,700,093
Net change in unrealized appreciation (depreciation) from investments and foreign currency	14,968,404	(1,338,696)
Net increase in net assets from operations	$45,826,584	$9,551,871
Capital transactions — Contributions	$33,999,172	$12,627,845
Withdrawals	(24,177,191)	(22,648,895)
Net increase (decrease) in net assets from capital transactions	$9,821,981	$(10,021,050)
Net increase (decrease) in net assets	$55,648,565	$(469,179)
Net Assets
At beginning of year	$122,414,980	$122,884,159
At end of year	$178,063,545	$122,414,980

See notes to financial statements

Multi-Cap Growth Portfolio as of August 31, 2007

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended August 31,
	2007		2006		2005		2004	2003
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction	0.74%		0.75	%(2)	0.75	%(2)	0.74%	0.77%
Expenses after custodian fee reduction	0.74%		0.75	%(2)	0.75	%(2)	0.74%	0.77%
Interest expense	0.00	%(1)	0.00	%(1)	0.00	%(1)	0.01%	—
Net investment income (loss)	0.95	%(3)	0.15%		0.02%		(0.09)%	(0.52)%
Portfolio Turnover	144%		208%		201%		276%	217%
Total Return	37.91%		8.06%		23.55%		(3.47)%	33.37%
Net assets, end of year (000's omitted)	$178,064		$122,415		$122,884		$113,089	$114,496

(1)  Amount represents less than 0.01%.

(2)  The investment adviser waived a portion of its investment advisory fee (equal to less than 0.005% and 0.01% of average daily net assets for the years ended August 31, 2006 and 2005, respectively).

(3)  Includes special dividends equal to 0.88% of average daily net assets.

See notes to financial statements

Multi-Cap Growth Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Multi-Cap Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company, which was organized as a trust under the laws of the State of New York on May 1, 1992. Effective July 1, 2007, the Portfolio's name was changed from Growth Portfolio. The Portfolio seeks to achieve capital growth. A secondary consideration is investment income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2007, the Eaton Vance Multi-Cap Growth Fund (formerly, Eaton Vance Growth Fund) and the Eaton Vance Equity Asset Allocation Fund held an approximate 99.6% and 0.4% interest, respectively, in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

The Portfolio may invest in Cash Management Portfolio (Cash Management) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM), respectively. Cash Management values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Investments in Cash Collateral Fund are valued at the net asset value per share on the valuation date.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must

Multi-Cap Growth Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets up to and including $300 million and at a reduced rate as daily net assets exceed that level. The portion of the advisory fee payable by Cash Management on the Portfolio's investment of cash therein is credited against the Portfolio's advisory fee. For the year ended August 31, 2007, the Portfolio's advisory fee totaled $931,418 of which $38,571 was allocated from Cash Management and $892,847 was paid or accrued directly by the Portfolio. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2007, no significant amounts have been deferred.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $202,617,807 and $218,485,159, respectively, for the year ended August 31, 2007.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$155,326,666
Gross unrealized appreciation	$37,613,616
Gross unrealized depreciation	(3,973,283)
Net unrealized appreciation	$33,640,333

Multi-Cap Growth Portfolio as of August 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

The net unrealized appreciation on foreign currency and foreign currency transactions at August 31, 2007 on a federal income tax basis was $2,190.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2007. Effective September 7, 2007, the amount of the line of credit was increased to $200 million and the annual rate on the unused portion of the line of credit was reduced to 0.07%.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay the broker a loan rebate fee computed as a varying percentage of the collateral received. The loan rebate fee paid by the Portfolio amounted to $1,862,384 for the year ended August 31, 2007. At August 31, 2007, the value of the securities loaned and the value of the collateral amounted to $26,458,414 and $27,379,272, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet obligations due on loans.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Portfolio's financial statement disclosures.

Multi-Cap Growth Portfolio as of August 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of Multi-Cap Growth Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Multi-Cap Growth Portfolio (the "Portfolio") (formerly Growth Portfolio) at August 31, 2007, and the results of its operations, the changes in its net assets and the supplementary data for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 15, 2007

Eaton Vance Multi-Cap Growth Fund and Portfolio

OTHER MATTERS

Change in Independent Registered Public Accounting Firm

On August 6, 2007, PricewaterhouseCoopers LLP resigned in the ordinary course as the independent registered public accounting firm for the Fund and Portfolio effective upon completion of services related to the audit for the Fund's and Portfolio's 2007 fiscal year.

The reports of PricewaterhouseCoopers LLP on the Fund's and Portfolio's financial statements for each of the last two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. There have been no disagreements with PricewaterhouseCoopers LLP during the Fund's and Portfolio's two most recent fiscal years and any subsequent interim period on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP, would have caused them to make reference thereto in their reports on the Fund's and Portfolio's financial statements for such years, and there were no reportable events of the kind described in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

At a meeting held on August 6, 2007, based on Audit Committee recommendations and approvals, the full Board of Trustees of the Fund and Portfolio approved Deloitte & Touche LLP as the Fund's and Portfolio's independent registered public accounting firm for the fiscal year ending August 31, 2008. To the best of the Fund's and Portfolio's knowledge, for the fiscal years ended August 31, 2007 and August 31, 2006, and through October 15, 2007, the Fund and Portfolio did not consult with Deloitte & Touche LLP on items which concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's and Portfolio's financial statements or concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Investment Adviser of Multi-Cap Growth Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator of Eaton Vance Multi-Cap Growth Fund
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP

125 High Street
Boston, MA 02110

Eaton Vance Multi-Cap Growth Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

444-10/07  GFSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended August 31, 2006 and August 31, 2007 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such periods.

Fiscal Years Ended	8/31/06	8/31/07

Audit Fees	$35,900	$43,041

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$6,125	$6,500

All Other Fees(3)	$0	$0

Total	$42,025	$49,541

(1)           Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)           Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)           All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal year ended August 31, 2006 and the fiscal year ended August 31, 2007; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods.

Fiscal Years Ended	8/31/06	8/31/07

Registrant	$6,125	$6,500

Eaton Vance(1)	$83,416	$60,399

Total	$89,541	$66,899

(1)                                  The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	October 11, 2007

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 11, 2007